Prepaid operating leases (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Prepaid Operating Leases

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Current	12,546	12,546	1,875
Non-current	367,270	354,546	52,996

Total	379,816	367,092	54,871

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Cost
At January 1 and December 31	529,577	529,577	79,158

Accumulated amortization
At January 1	137,395	149,761	22,385
Charge for the year	12,366	12,724	1,902

At December 31	149,761	162,485	24,287

Net carrying amount	379,816	367,092	54,871